Submission	Nov. 15, 2024
Submission [Line Items]
Central Index Key	0000931584
Registrant Name	Universal Stainless & Alloy Products, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES